Income Taxes - Movement in Deferred Tax Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of the year	$ (18,294)	$ (5,477)
Recognized in net income (loss) for the year	(4,058)	(14,202)
Recognized in equity	1,634	65
Recognized in other comprehensive income (loss) for the year	900	1,320
Recognized from new acquisitions in the year	5,034	0
Balance, end of year	$ (14,784)	$ (18,294)